Subsequent events	9 Months Ended
Jul. 31, 2021
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Subsequent events

Note 14 Subsequent events
On August 24, 2021, we redeemed all 30 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BM at a price of $25 per share.